Derivatives Recognized as Hedging Instruments - Summary of Periods in which Cash Flows Associated with Cash Flow Hedges are Expected to Occur and Fair Values of Related Hedging Instruments (Detail) - Cash Flow Hedges [member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		$ 536
Financial Liabilities At Fair Value Through Other Comprehensive Income	$ 2,697	1,241
Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		525
Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		11
Financial Liabilities At Fair Value Through Other Comprehensive Income	2,697	1,241
Later Than One Month and Not Later Than Twelve Months [member] | Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		525
Later Than Twelve Months and Not Later Than Twenty Four Months [member] | Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		11
Financial Liabilities At Fair Value Through Other Comprehensive Income	$ 2,697	$ 1,241